Commitments and Contingencies - Additional Information (Details) (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2006	Dec. 31, 2012
Royalty Percent		0.15%
Milestone Payment Fees		$ 100,000
Issue Of Convertible Common Stock As Per Licence Agreement		13,902
Expired Convertible Common Stock		21,250
Development Milestone [Member]
Milestone Payment Fees		5,000,000
Development and Sale Milestone [Member]
Milestone Payment Fees		70,000,000
Fda Approved Indication [Member]
Milestone Payment Fees		15,000,000
Glaxo Smith Kline [Member]
Sale of Stock, Consideration Received on Transaction	3,000,000	1,000,000
Sales [Member]
Milestone Payment Fees		250,000
Phase I [Member]
Milestone Payment Fees		50,000
Phase Ii [Member]
Milestone Payment Fees		200,000
Phase Iii [Member]
Milestone Payment Fees		0
Licensed Product [Member]
Royalty Percent		2.50%
Discount On Royalty Percent		1.00%
Minimum Amount To Be Bought To Get Disount On Royalty		$ 150,000
Sublicensed Technology [Member]
Royalty Percent		5.00%